Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Reportable Segment Financial Information

The following table presents selected financial information with respect to the Company’s single reportable segment as follows (in thousands):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2025	2026	2025	2026
Revenues	$186,224	$378,709	$515,575	$958,387
Cost of Revenues	118,059	247,513	317,210	627,483
Gross Profit	68,165	131,196	198,365	330,904
Operating Expenses
Selling, general and administrative expenses	32,108	78,518	87,911	200,246
Depreciation and amortization	13,657	13,342	46,508	40,069
Total operating expenses	45,765	91,860	134,419	240,315
Income from Operations	22,400	39,336	63,946	90,589
Total Other Expense, net	(12,065)	(10,457)	(37,786)	(43,711)
Income Tax Expense	(1,896)	(4,404)	(3,953)	(6,938)
Net Income	$8,439	$24,475	$22,207	$39,940

The following table presents selected financial information with respect to the Company’s single operating segment as follows (in thousands):

	Predecessor	Successor
	Period from July 1, 2023 to October 31, 2023	Period from Inception to June 30, 2024	Year Ended June 30, 2025
Revenues	$64,478	$181,310	$753,188
Cost of Revenues	40,664	113,570	475,122
Gross Profit	23,814	67,740	278,066
Operating Expenses
Selling, general and administrative expenses	11,321	52,077	146,270
Depreciation and amortization	93	20,418	59,559
Total Operating Expenses	11,414	72,495	205,829
Income (Loss) from Operations	12,400	(4,755)	72,237
Total Other Expense, net	(749)	(20,404)	(49,451)
Income Tax (Expense) Benefit	(3,190)	5,957	(5,340)
Net Income (Loss)	$8,461	$(19,202)	$17,446